INVESTMENTS IN UNDERLYING FUNDS - INVESTMENTS IN UNDERLYING AND PORTFOLIO FUNDS (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) fund	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Investments in Underlying Funds and Portfolio Funds
Number of underlying funds | fund		6
Fair Value		$ 68,779,867	$ 84,461,211
Profit (Loss)		(4,216,929)	(10,691,396)	$ 33,661,443
Cost as of date		77,057,266	95,890,791
Management Fees		$ 2,875,987	$ 4,070,605	$ 4,866,807
Minimum
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital		3.00%
Maximum
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital		25.00%
Portfolio Funds and Underlying Funds
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital			52.53%
Fair Value			$ 84,461,211
Profit (Loss)			(10,691,396)
Cost as of date			95,890,791
Management Fees			2,549,243
Performance Fees			$ 2,985,667
Transtrend
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital			0.00%
Profit (Loss)			$ 501,384
Management Fees			180,168
Performance Fees			$ 145,534
Winton
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital			0.00%
Profit (Loss)			$ 407,901
Management Fees			299,068
Performance Fees			$ 492,114
Aspect
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital			0.00%
Profit (Loss)			$ (509,070)
Management Fees			164,422
Performance Fees			$ 467,119
John Locke
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital			0.00%
Profit (Loss)			$ 1,283,475
Management Fees			166,674
Performance Fees			$ 320,838
BlueTrend
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital			0.00%
Profit (Loss)			$ 2,862,359
Management Fees			184,796
Performance Fees			$ 545,795
Tudor
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital			0.00%
Profit (Loss)			$ 1,341,872
Management Fees			165,656
Performance Fees			$ 315,320
Lynx
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital			0.00%
Profit (Loss)			$ 714,472
Management Fees			225,815
Performance Fees			$ 730,254
Underlying Funds
Investments in Underlying Funds and Portfolio Funds
Investment purchases		$ 53,670,000
Investment sale proceeds		$ 65,134,415
Percentage of Members' Capital		59.84%
Fair Value		$ 68,779,867
Profit (Loss)		(4,216,929)
Cost as of date		77,057,266
Management Fees		1,327,717
Performance Fees		$ 306,066
Blakeney
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital		11.13%	12.75%
Fair Value		$ 12,788,895	$ 20,499,522
Profit (Loss)		(15,627)	(465,478)
Cost as of date		13,427,752	20,751,000
Management Fees		405,674	$ 285,106
Performance Fees		$ 178,465
Campbell
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital		9.33%	12.50%
Fair Value		$ 10,721,283	$ 20,102,273
Profit (Loss)		(3,135,990)	(1,672,727)
Cost as of date		13,028,816	21,084,372
Management Fees		356,382	308,835
Performance Fees		8,285	$ (55,828)
Carlisle
Investments in Underlying Funds and Portfolio Funds
Investment sale proceeds	$ 8,826,829
Percentage of Members' Capital			3.98%
Fair Value			$ 6,395,771
Profit (Loss)		713,644	(1,304,229)
Cost as of date			6,754,807
Management Fees		35,154	137,694
Performance Fees		$ 119,723	$ 23,009
CCP Core Macro
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital		10.12%	5.74%
Fair Value		$ 11,633,446	$ 9,238,658
Profit (Loss)		(425,212)	(1,901,342)
Cost as of date		12,743,445	10,422,116
Management Fees		176,762	$ 106,198
Performance Fees		$ (407)
Century CAT
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital		12.32%
Fair Value		$ 14,163,692
Profit (Loss)		(2,881,308)
Cost as of date		16,787,646
Management Fees		$ 93,602
Quantica MF
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital		8.64%	10.85%
Fair Value		$ 9,934,794	$ 17,439,734
Profit (Loss)		1,510,060	(7,620,266)
Cost as of date		10,088,625	23,687,804
Management Fees		$ 143,688	201,190
Performance Fees			$ 1,512
Silver
Investments in Underlying Funds and Portfolio Funds
Percentage of Members' Capital		8.30%	6.71%
Fair Value		$ 9,537,757	$ 10,785,253
Profit (Loss)		17,504	(4,329,747)
Cost as of date		10,980,982	13,190,692
Management Fees		$ 116,455	$ 123,621